Composition of Certain Financial Statement Captions	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Composition of Certain Financial Statement Captions
Composition of Certain Financial Statement Captions

	For the years ended December 31,
(In thousands)	2017	2016
Accounts receivable, net
Accounts receivable	$166,962	$221,955
Less: allowance for doubtful accounts	(1,446)	(1,671)
	$165,516	$220,284
Inventories, net
Consumable supplies	$21,546	$23,448
Finished products	21,012	16,143
Work in-process	5,873	3,896
Raw materials	7,467	4,686
Less: inventory reserve	(6,565)	(945)
	$49,333	$47,228
Other current assets and prepaid expenses
Other receivables	$3,398	$13,021
Taxes recoverable	18,138	16,187
Prepaid supplies	8,207	6,952
Prepaid insurance	3,532	3,688
Other	9,238	7,508
	$42,513	$47,356
Property, plant and equipment, net:
Machinery, medical and other equipment	$112,961	$100,100
Leasehold improvements	34,121	30,122
Furniture and fixtures	11,540	11,247
Automobiles and aircraft	11,137	13,342
Software	12,469	10,990
Building	8,227	5,696
Land	2,552	2,264
Construction in process	39,397	5,848
Less: accumulated depreciation	(85,847)	(56,778)
	$146,557	$122,831
Intangible assets, net:
Customer relationships	$448,345	$443,560
Technologies	340,921	340,397
Trade names	50,553	50,442
Covenants not to compete	16,372	16,348
Licenses	10,305	23,506
Product registrations	10,475	7,641
Other	5,799	5,289
Less: accumulated amortization	(198,935)	(123,207)
	$683,835	$763,976
Accrued expenses:
Contract liabilities	$56,883	$50,158
Employee benefits	50,377	43,792
Taxes payable	4,609	4,430
Contingent consideration	11,750	259

	For the years ended December 31,
(In thousands)	2017	2016
Clinical trials	12,191	5,935
Capital leases short-term	3,399	3,025
Milestone payment	4,868	4,865
Professional fees	2,355	4,035
Other	79,364	58,180
	$225,796	$174,679

Other long-term liabilities:
Contract liabilities	$95,450	$157,667
Line of credit	104,152	38,809
Contingent consideration	29,603	44,817
Capital leases long-term	7,786	7,216
Mortgages and other debts payable	1,567	717
Other	17,857	21,908
	$256,415	$271,134

The following table summarizes the fair values assigned to our major intangible asset classes upon each acquisition:

(In thousands)	Technologies	In-process research and development	Customer relationships	Product registrations	Covenants not to compete	Trade names	Other	Total identified intangible assets	Goodwill
BioReference	$100,600	$—	$389,800	$—	$7,750	$47,100	$—	$545,250	$401,821
CURNA	—	10,000	—	—	—	—	290	10,290	4,827
EirGen	—	560	34,155	—	—	—	3,919	38,634	83,373
FineTech	2,700	—	14,200	—	1,500	400	—	18,800	11,623
OPKO Biologics	—	590,200	—	—	—	—	—	590,200	139,784
OPKO Chile	—	—	3,945	5,829	—	1,032	—	10,806	5,441
OPKO Diagnostics	44,400	—	—	—	—	—	—	44,400	17,977
OPKO Health Europe	3,017	1,459	436	2,930	187	349	—	8,378	8,062
OPKO Lab	1,370	—	3,860	—	6,900	1,830	70	14,030	29,629
OPKO Renal	—	191,530	—	—	—	—	210	191,740	2,411
Transition Therapeutics	—	41,000	—	—	—	—	—	41,000	3,453
Weighted average amortization period	8-12 years	Indefinite	6-20 years	9 years	5 years	4-5 years	3-10 years		Indefinite

All of the intangible assets and goodwill acquired relate to our acquisitions of principally OPKO Renal, OPKO Biologics, EirGen and BioReference. We do not anticipate capitalizing the cost of product registration renewals, rather we expect to expense these costs, as incurred. Our goodwill is not tax deductible for income tax purposes in any jurisdiction we operate in.
The changes in value of the intangible assets and goodwill during 2017 are primarily due to foreign currency fluctuations between the Chilean Peso, the Euro and the Shekel against the U.S. dollar. For the year ended December 31, 2016, we reclassified $187.6 million of IPR&D related to Rayaldee from In-process research and development to Intangible assets, net in our Consolidated Balance Sheet upon the FDA’s approval of Rayaldee in June 2016. In addition, we made certain purchase price allocation adjustments related to the BioReference acquisition during the year ended December 31, 2016.
The following table reflects the changes in the allowance for doubtful accounts, provision for inventory reserve and tax valuation allowance accounts:

(In thousands)	Beginning balance	Charged to expense	Written-off	Charged to other	Ending balance
2017
Allowance for doubtful accounts	$(1,671)	(891)	1,063	53	$(1,446)
Inventory reserve	$(945)	(5,390)	(230)	—	$(6,565)
Tax valuation allowance	$(55,415)	(82,358)	—	(4,289)	$(142,062)
2016
Allowance for doubtful accounts	$(1,946)	(932)	1,110	97	$(1,671)
Inventory reserve	$(1,051)	(20)	296	(170)	$(945)
Tax valuation allowance	$(42,147)	7,726	—	(20,994)	$(55,415)

The following table summarizes the changes in Goodwill during the years ended December 31, 2017 and 2016.

	2017				2016
(In thousands)	Balance at January 1	Purchase Accounting Adj	Foreign exchange and other	Balance at December 31st	Balance at January 1	Purchase accounting adjustments	Foreign exchange	Balance at December 31
Pharmaceuticals
CURNA	$4,827		$—	$4,827	$4,827	$—	$—	$4,827
EirGen	78,358		10,868	89,226	81,139	—	(2,781)	78,358
FineTech	11,698		—	11,698	11,698	—	—	11,698
OPKO Biologics	139,784		—	139,784	139,784	—	—	139,784
OPKO Chile	4,785		418	5,203	4,517	—	268	4,785
OPKO Health Europe	6,936		962	7,898	7,191	—	(255)	6,936
OPKO Renal	2,069		—	2,069	2,069	—	—	2,069
Transition Therapeutics	3,360		248	3,608	—	3,453	(93)	3,360

Diagnostics
BioReference	401,821		—	401,821	441,158	(39,337)	—	401,821
OPKO Diagnostics	17,977		—	17,977	17,977	—	—	17,977
OPKO Lab	32,988		—	32,988	32,988	—	—	32,988
	$704,603	$—	$12,496	$717,099	$743,348	$(35,884)	$(2,861)	$704,603